UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1000 Chesterbrook Boulevard, 1st Floor, Berwyn, PA,		19312
(Address of principal executive offices)		(Zip code)

James C. Munsell Sidley Austin LLP 787 Seventh Avenue New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.   Schedules of Investments.

Schedule of investments

Turner Titan Long/Short Fund

June 30, 2017

(Unaudited)

		Value
	Shares	(000)
Common stock-92.6%†
Consumer discretionary-4.2%
Amazon.com*^	460	$445
CBS, Cl B^	1,820	116
Total Consumer discretionary		561

Consumer staples-1.6%
Monster Beverage*	4,200	209
Total Consumer staples		209

Energy-27.8%
Antero Resources*^	18,600	402
Cimarex Energy	1,060	100
Continental Resources*	14,190	459
Diamondback Energy*	1,520	135
Marathon Oil^	38,020	451
Newfield Exploration*^	5,210	148
Oasis Petroleum*	66,600	536
Range Resources	24,190	561
US Silica Holdings	13,840	491
Whiting Petroleum*^	78,040	430
Total Energy		3,713

Financials-9.5%
Bank of America	9,150	222
Bank of the Ozarks	4,540	213
Citigroup	3,320	221
Morgan Stanley	4,710	210
Northern Trust	2,240	218
The Goldman Sachs Group^	850	189
Total Financials		1,273

Health care-9.9%
Achillion Pharmaceuticals*^	56,920	260
Alexion Pharmaceuticals*^	1,180	144
Boston Scientific*^	7,330	203
Celgene*^	1,740	226
Oncomed Pharmaceuticals*^	24,783	83
Prothena*^	3,980	215
Vascular Biogenics*^	41,691	186
Total Health care		1,317

Industrials-2.0%
Generac Holdings*	4,110	148
Southwest Airlines^	1,940	121
Total Industrials		269

Information technology-20.9%
2U*^	7,580	356
Alphabet, Cl A*^	200	186
Broadcom^	1,390	324
F5 Networks*^	1,530	194
Monolithic Power Systems^	3,300	318
NXP Semiconductors*^	1,970	216
Salesforce.com*^	3,610	313
ServiceNow*^	3,270	347
Shopify, Cl A*^	3,880	337
Vantiv, Cl A*^	3,160	200
Total Information technology		2,791

Materials-15.3%
Cliffs Natural Resources*	54,210	375
Martin Marietta Materials	740	165
Methanex	5,020	221
Senomyx*	212,661	177
Summit Materials, Cl A*^	15,588	450
Trinseo SA^	7,090	487
Vulcan Materials	1,290	163
Total Materials		2,038

Real estate-1.4%
QTS Realty Trust, Cl A^	3,690	193
Total Real estate		193
Total Common stock (Cost $11,602)**		12,364

Exchange traded funds - 2.3%
SPDR Metals & Mining ETF	10,220	306
Total Exchange traded funds (Cost $320)**		306

Warrant-0.0%
Financials-0.0%
Atlas Mara(a)	472,160	1
Total Financials		1
Total Warrant (Cost $92)**		1

Cash equivalent - 3.1%
BlackRock Liquidity Funds Fedfund, 0.859%‡	414,831	415
Total Cash equivalent (Cost $415)**		415
Total Investments-98.0% (Cost $12,429)**		13,086

Segregated cash with brokers-50.7%		6,767
Securities sold short-(48.0)% (Proceeds $(5,589))**		(6,410)

Net Other assets (liabilities)-(0.7)%		(94)
Net Assets-100.0%		$13,349

(a)	These securities have been deemed illiquid by the Adviser and represent 0.01% of Net Assets.
*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2017.

Cl	Class
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan Long/Short Fund

June 30, 2017

(Unaudited)

		Value
	Shares	(000)
Common stock-41.2%
Consumer discretionary-12.8%
CarMax	7,950	$501
Carnival, Cl A	8,230	539
Priceline Group	240	449
Tiffany	2,360	222
Total Consumer discretionary		1,711

Financials-4.5%
Deutsche Bank	15,524	276
State Street	3,690	331
Total Financials		607

Health care-2.3%
Express Scripts Holdings	4,780	305
Total Health care		305

Industrials-13.1%
AGCO	5,230	352
Applied Industrial Technologies	5,530	327
Caterpillar	810	87
Deere	3,300	409
Heartland Express	7,630	159
J.B. Hunt Transport Services	1,300	119
PACCAR	4,620	305
Total Industrials		1,758

Information technology-7.0%
Cognizant Technology Solutions, Cl A	3,180	211
Intel	6,250	211
Oracle	4,890	245
Trimble Navigation	7,330	262
Total Information technology		929

Materials-1.5%
Compass Minerals International	2,990	195
Total Materials		195
Total Common stock (Proceeds $4,748)*		5,505

Exchange traded funds-6.8%
iShares U.S. Technology ETF	1,950	272
SPDR S&P 500 ETF Trust	650	157
SPDR S&P Biotech ETF	4,260	329
VanEck Vectors Gold ETF	6,650	147
Total Exchange traded funds (Proceeds $841)*		905
Total Securities sold short-48.0% (Proceeds $5,589)*		$6,410

Percentages disclosed are based on total net assets of the Fund at June 30, 2017.

*	This number is listed in thousands.

Cl	Class
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

June 30, 2017

(Unaudited)

		Value
	Shares	(000)
Common stock-96.3%†
Consumer discretionary-22.3%
Coach	39,000	$1,846
Delphi Automotive	24,000	2,104
Dollar Tree*	23,000	1,608
Domino’s Pizza	7,500	1,586
Expedia	15,000	2,234
lululemon athletica*	25,000	1,492
Mohawk Industries*	4,500	1,088
Newell Rubbermaid	25,000	1,341
O’Reilly Automotive*	7,000	1,531
Pool	11,000	1,293
Vail Resorts	4,500	913
VF	15,000	864
Wyndham Worldwide	14,000	1,406
Wynn Resorts	12,000	1,609
Yum China Holdings, Inc.*	17,220	679
Total Consumer discretionary		21,594

Consumer staples-2.7%
Hershey	7,000	752
McCormick	6,500	634
The Clorox Company	9,000	1,199
Total Consumer staples		2,585

Energy-2.2%
Cheniere Energy, Inc.*	18,000	877
Parsley Energy, Cl A*	32,000	887
Whiting Petroleum*^	70,000	386
Total Energy		2,150

Financials-6.0%
CBOE Holdings, Inc.	25,000	2,285
First Republic Bank	18,000	1,802
Progressive	38,000	1,675
Total Financials		5,762

Health care-15.7%
ABIOMED*	8,000	1,146
Align Technology*	4,000	600
AmerisourceBergen, Cl A	8,000	756
Bioverativ, Inc.*	14,000	842
Centene*	11,500	919
Cerner*	16,000	1,064
Edwards Lifesciences*	11,000	1,301
Exelixis, Inc.*	20,000	493
IDEXX Laboratories*	8,500	1,372
Illumina*	7,000	1,215
Incyte*	12,500	1,573
Medidata Solutions*	12,500	978
Mettler-Toledo International*	2,500	1,471
Waters*	8,000	1,471
Total Health care		15,201

Industrials-13.9%
A.O. Smith Corp.	18,000	1,014
AMETEK	22,000	1,333
Cintas	6,000	756
Cummins	7,500	1,217
Equifax	14,000	1,924
Fortune Brands Home & Security	27,000	1,761
HEICO	10,000	718
Rockwell Automation	7,500	1,215
Roper Technologies	6,500	1,505
XPO Logistics, Inc.*	31,000	2,003
Total Industrials		13,446

Information technology-24.4%
Alliance Data Systems	5,500	1,412
Arista Networks*	6,500	974
Cavium*	9,000	559
Costar Group*	3,000	791
Fiserv*	22,000	2,692
Fortinet*	30,000	1,123
Global Payments	26,000	2,349
IPG Photonics*	8,500	1,233
Lam Research	10,000	1,414
NVIDIA	10,000	1,446
Red Hat*	22,000	2,107
ServiceNow*	16,000	1,696
Skyworks Solutions	15,000	1,439
Tyler Technologies*	9,000	1,581
Workday, Cl A*	18,000	1,746
Zillow Group, Inc., Cl C*^	24,000	1,176
Total Information technology		23,738

Materials-4.6%
Celanese	16,000	1,519
Eagle Materials, Cl A	14,000	1,294
FMC	22,000	1,607
Total Materials		4,420

Real estate-4.5%
Digital Realty Trust	9,000	1,017
Equinix	5,500	2,360
SBA Communications Corp.*	7,000	944
Total Real estate		4,321
Total Common stock (Cost $86,153)**		93,217

Cash equivalent - 4.3%
BlackRock Liquidity Funds Fedfund, 0.859%‡ (1)	4,113,260	4,113
Total Cash equivalent (Cost $4,113)**		4,113
Total Investments-100.6% (Cost $90,266)**		97,330

Net Other assets (liabilities)-(0.6)%		(601)
Net Assets-100.0%		$96,729

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2017 was $1,368**.
^	Security fully or partially on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $829**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2017.

Cl	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2017

(Unaudited)

		Value
	Shares	(000)
Common stock-97.8%†
Consumer discretionary-10.7%
KB Home	16,000	$383
Marriott Vacations Worldwide Corp.	1,500	177
Ollie’s Bargain Outlet Holdings*	4,000	170
Oxford Industries	4,000	250
Penn National Gaming*	17,000	364
Planet Fitness	12,000	280
RH*	5,000	323
Sotheby’s*	4,250	228
Texas Roadhouse	5,250	267
The Children’s Place	2,750	281
Total Consumer discretionary		2,723

Consumer staples-1.9%
Calavo Growers, Inc.	3,000	207
Performance Food Group Co.*	10,000	274
Total Consumer staples		481

Energy-0.7%
Callon Petroleum*	18,000	191
Total Energy		191

Financials-6.0%
Bank of the Ozarks	6,000	281
BGC Partners, Inc.	20,000	253
Carlyle Group LP/The	14,000	277
Essent Group*	4,000	149
Green Dot, Cl A*	4,000	154
Home BancShares	17,000	423
Total Financials		1,537

Health care-24.7%
Bluebird Bio*	1,750	184
Chemed	1,750	358
Clovis Oncology*	4,000	375
Corcept Therapeutics, Inc.*	14,000	165
Globus Medical, Inc.*	5,000	166
HealthEquity*	5,000	249
HealthSouth	7,500	363
ICU Medical, Inc.*	2,400	414
Inogen*	2,500	239
Insulet*	6,500	334
Integra LifeSciences Holdings*	6,500	354
Ironwood Pharmaceuticals*	16,000	302
Kite Pharma*	5,000	517
Medidata Solutions*	5,000	391
Merit Medical Systems, Inc.*	7,500	286
NuVasive*	5,650	434
Omnicell*	4,200	181
PRA Health Sciences*	3,700	278
Repligen*	7,500	311
Sage Therapeutics, Inc.*	2,000	159
Supernus Pharmaceuticals*	5,000	216
Total Health care		6,276

Industrials-13.5%
Apogee Enterprises	6,000	341
Forward Air	5,000	266
Healthcare Services Group	5,250	246
Interface	14,000	275
John Bean Technologies	4,000	392
MasTec*	8,000	361
Mercury Systems*	7,500	316
On Assignment, Inc.*	5,500	298
Proto Labs*	5,500	370
Saia*	7,000	359
The Brink’s Co.	3,250	218
Total Industrials		3,442

Information technology-31.7%
2U*	6,000	282
ACI Worldwide*	11,000	246
Alarm.com Holding*	8,000	301
Blackbaud, Inc.	3,500	300
Blackhawk Network Holdings*	6,000	262
Cabot Microelectronics Corp.	4,000	295
Cirrus Logic*	3,500	220
Digimarc*^	29,000	1,163
Ellie Mae*	2,750	302
Epam Systems, Inc.*	4,500	378
Fair Isaac Corp.	1,750	244
HubSpot*	5,500	362
Imperva*	5,000	239
Impinj, Inc.*^	3,000	146
Lumentum Holdings*	6,000	342
MACOM Technology Solutions Holdings*	6,500	363
New Relic*	4,500	194
Novanta, Inc.*	9,000	324
Paylocity Holdings*	3,500	158
Power Integrations	2,500	182
RealPage*	7,000	252
Remark Holdings, Inc.(a)*	253,000	708
RingCentral, Cl A*	7,000	256
Stamps.com*	1,250	194
Universal Display	1,500	164
WebMD Health Corp.*	3,000	176
Total Information technology		8,053

Materials-6.2%
Balchem Corp.	2,500	194
Century Aluminum*	18,000	280
Louisiana-Pacific*	7,500	181
PolyOne	10,000	388
Summit Materials, Cl A*	8,000	231
US Concrete, Inc.*	4,000	314
Total Materials		1,588

Real estate-0.6%
DuPont Fabros Technology	2,500	153
Total Real estate		153

Utilities-1.8%
Ormat Technologies, Inc.	5,000	293
Pattern Energy Group^	7,000	167
Total Utilities		460
Total Common stock (Cost $22,831)**		24,904

Cash equivalent - 7.9%
BlackRock Liquidity Funds Fedfund, 0.859%‡ (1)	2,016,627	2,017
Total Cash equivalent (Cost $2,017)**		2,017
Total Investments-105.7% (Cost $24,848)**		26,921

		Value
	Shares	(000)

Net Other assets (liabilities)-(5.7)%		$(1,452)
Net Assets-100.0%		$25,469

(a)	These securities have been deemed illiquid by the Adviser and represent 2.78% of Net Assets.
*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2017 was $1,189**.
^	Security fully or partially on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $1,138**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2017.

Cl	Class
LP	Limited Partnership

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The funds included herein are Turner Titan Long/Short Fund (“Titan Long/Short Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”) and Turner Small Cap Growth Fund (“Small Cap Growth Fund”), each a “Fund” and collectively the “Funds.”

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments and the Schedules of securities sold short.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”).  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments LLC (the “Adviser”) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc., and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of June 30, 2017.  The breakdown, by sub-category, of the “common stock” category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)	Total (000)

Titan Long/Short Fund

Investments in Securities
Common stock	$12,364	$—	$12,364
Cash equivalent	415	—	415
Exchange traded funds	306	—	306
Warrant	1	—	1
Total Investments in securities	$13,086	$—	$13,086

Securities Sold Short
Common stock	$5,505	$—	$5,505
Exchange traded funds	905	—	905
Total Securities sold short	$6,410	$—	$6,410

Midcap Growth Fund
Investments in Securities
Common stock	$93,217	$—	$93,217
Cash equivalent	4,113	—	4,113
Total Investments in securities	$97,330	$—	$97,330

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

	Level 1 (000)	Level 2 (000)	Total (000)
Small Cap Growth Fund

Investments in Securities
Common stock	$24,904	$—	$24,904
Cash equivalent	2,017	—	2,017
Total Investments in securities	$26,921	$—	$26,921

For each Fund there were no transfers between the Levels as of June 30, 2017 based on the input Levels assigned at March 31, 2017.

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Titan Long/Short Fund engaged in short sales during the period ended June 30, 2017.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of June 30, 2017:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
Midcap Growth Fund	$829	$829	—
Small Cap Growth Fund	1,138	1,138	—

*The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Schedule of investments.

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5. Federal tax information:

At June 30, 2017, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (depreciation) (000)
Titan Long/Short Fund	13,453	2,131	(2,498)	(367)
Midcap Growth Fund	91,587	7,888	(2,145)	5,743
Small Cap Growth Fund	25,085	2,502	(666)	1,836

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Schedules of investments were issued.

On August 12, 2017, the Board of Trustees of the Trust approved the closure of the Funds, effective on or about September 8, 2017. The Funds announced the dissolution to shareholders by means of a supplement to the prospectus on August 14, 2017 and ceased accepting orders to purchase shares of the Funds as of that date.

No additional disclosures and/or adjustments were required as of June 30, 2017.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds
By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	8/29/2017

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	8/29/2017